Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	As of March 31,	As of March 31,
	2022	2021
Buildings	$15,345,997	$12,813,510
Machinery	1,918,918	2,867,046
Furniture, fixture and electronic equipment	179,667	231,929
Vehicles	176,606	147,132
Total property plant and equipment, at cost	17,621,188	16,059,617
Less: accumulated depreciation	(6,374,373)	(5,545,586)
Property, plant and equipment, net	$11,246,815	$10,514,031